RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 59,895,000	$ 46,638,000
Administrative expenses	28,738
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, cost basis of shares	1,053,671	859,882
Investments, sold	113,560	397,310
Investments, at fair value	995,283	2,426,085
Investments, purchased	319,149	225,278
EBP, Nonemployer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, cost basis of shares	0	215,371
Investments, sold	506,436	27,612
Investments, at fair value	0	520,247
Investments, purchased	$ 0	$ 0